Income taxes - Additional income tax details (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 839,082	$ 768,764
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,510,558	1,470,251
Accrued and Other Current Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Income taxes payable	5,745	$ 13,092
All U.S. and Portion of Icelandic Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 839,000